Schedule of Investments (unaudited)	iShares® MSCI Russia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 19.0%
Sberbank of Russia PJSC	18,222,930	$77,756,874
TCS Group Holding PLC, GDR(a)	279,715	27,301,361
VTB Bank PJSC	8,032,415,016	5,159,514
		110,217,749
Capital Markets — 1.6%
Moscow Exchange MICEX-RTS PJSC	4,581,200	9,364,581

Chemicals — 1.7%
PhosAgro PJSC, GDR(a)	434,156	9,577,481

Electric Utilities — 1.3%
Inter RAO UES PJSC	132,640,000	7,655,976

Food & Staples Retailing — 4.3%
Magnit PJSC, GDR(a)	958,181	14,771,712
X5 Retail Group NV, GDR(a)	362,910	10,190,854
		24,962,566
Interactive Media & Services — 5.5%
Mail.Ru Group Ltd., GDR(a)(b)	381,196	6,445,077
Yandex NV, Class A(b)	349,577	25,283,417
		31,728,494
Internet & Direct Marketing Retail — 0.8%
Ozon Holdings PLC, ADR(b)	107,071	4,363,761

Metals & Mining — 17.5%
Alrosa PJSC	7,269,440	12,637,251
MMC Norilsk Nickel PJSC	93,295	27,038,500
Novolipetsk Steel PJSC	4,243,920	12,359,747
Polymetal International PLC	806,488	15,093,273
Polyus PJSC	86,183	16,799,237
Severstal PAO	584,111	12,385,725
United Co. RUSAL International PJSC(b)	5,623,580	5,252,566
		101,566,299
Oil, Gas & Consumable Fuels — 44.4%
Gazprom PJSC	23,751,550	106,579,300
LUKOIL PJSC	828,473	72,992,490
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Novatek PJSC, GDR(a)	121,009	$26,398,138
Rosneft Oil Co. PJSC	2,481,399	18,878,413
Surgutneftegas PJSC	21,346,780	10,581,397
Tatneft PJSC	3,393,931	21,710,119
		257,139,857
Wireless Telecommunication Services — 1.9%
Mobile TeleSystems PJSC, ADR	1,341,863	10,748,323

Total Common Stocks — 98.0%
(Cost: $436,992,688)		567,325,087

Preferred Stocks

Oil, Gas & Consumable Fuels — 1.8%
Surgutneftegas PJSC, Preference Shares, NVS	21,021,700	10,634,228

Total Preferred Stocks — 1.8%
(Cost: $11,601,266)		10,634,228

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	2,190,000	2,190,000

Total Short-Term Investments — 0.4%
(Cost: $2,190,000)		2,190,000

Total Investments in Securities — 100.2%
(Cost: $450,783,954)		580,149,315

Other Assets, Less Liabilities — (0.2)%		(1,207,628)
Net Assets—100.0%		$578,941,687

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$970,000	$1,220,000	(a)	$—	$—	$—	$2,190,000	2,190,000	$22	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Russia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	13	12/17/21	$788	$(53,068)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$25,578,370	$541,746,717	$—	$567,325,087
Preferred Stocks	—	10,634,228	—	10,634,228
Money Market Funds	2,190,000	—	—	2,190,000
	$27,768,370	$552,380,945	$—	$580,149,315

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(53,068)	$—	$—	$(53,068)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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